Financial Instruments - Interest Rate Swaps (Details) - Interest rate swap - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Less than one year
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 131	$ 449
Fair value Liability	(1)	(6)
1-2 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	12,129	458
Fair value Liability		(16)
Fair Value Asset	177
2-3 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	2,367	12,918
Fair value Liability	(39)	(492)
3-4 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount		2,294
Fair value Liability		$ (126)
Later than 5 years
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	6,175
Fair Value Asset	$ 170